Financial risk management - Derivative Contracts (Details) biological_asset in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) biological_asset	Dec. 31, 2021 USD ($) biological_asset
Disclosure of detailed information about financial instruments [line items]
Tons of biological asset | biological_asset	147	148
Notional amount	$ 20,081	$ 54,639
Fair Value Asset/ (Liability)	(2,689)	(455)
(Loss)/Gain	$ (2,941)	$ (834)
Corn | Futures
Disclosure of detailed information about financial instruments [line items]
Tons of biological asset | biological_asset	5	6
Notional amount	$ 992	$ 935
Fair Value Asset/ (Liability)	(193)	157
(Loss)/Gain	$ (193)	$ 157
Soybean | Futures
Disclosure of detailed information about financial instruments [line items]
Tons of biological asset | biological_asset	34	55
Notional amount	$ 12,696	$ 17,782
Fair Value Asset/ (Liability)	(1,081)	(1,283)
(Loss)/Gain	$ (1,085)	$ (1,283)
Wheat | Futures
Disclosure of detailed information about financial instruments [line items]
Tons of biological asset | biological_asset	9
Notional amount	$ 2,956
Fair Value Asset/ (Liability)	111
(Loss)/Gain	$ 115
Sugar | Futures
Disclosure of detailed information about financial instruments [line items]
Tons of biological asset | biological_asset	99	87
Notional amount	$ 3,437	$ 35,922
Fair Value Asset/ (Liability)	(1,526)	671
(Loss)/Gain	$ (1,778)	$ 292